Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Derivatives not designated as hedging instruments) (Detail) - Nondesignated - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ 0	[1]	¥ 0	[2]	¥ 0	[3]
Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		5		6		7
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(222)		(22)		(13)
Futures | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(855)	[1]	(1,075)	[2]	(9,412)	[3]
Futures | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0
Futures | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		(1,300)		186		6,980
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		21,659	[1]	20,254	[2]	(215)	[3]
Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		4,231		1,308		2,085
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		49,589		38,330		12,814
Credit derivatives held | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				0	[2]	0	[3]
Credit derivatives held | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				0		0
Credit derivatives held | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative				(1)		1
Credit derivatives held/written | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	[1]	0
Credit derivatives held/written | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0
Credit derivatives held/written | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		3
Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0	[1]	0	[2]	(598)	[3]
Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		0		0		0
Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative		¥ 1,828		¥ (749)		¥ (2,419)

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2023 (see Note 23 “Life Insurance Operations”).
[2]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2022 (see Note 23 “Life Insurance Operations”).
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 23 “Life Insurance Operations”).